Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE STATE TAX-FREE FUNDS, INC.
Entity Central Index Key	0000795384
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000005543
Shareholder Report [Line Items]
Fund Name	Maryland Short-Term Tax-Free Bond Fund
Class Name	Investor Class
Trading Symbol	PRMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Maryland Short-Term Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Short-Term Tax-Free Bond Fund - Investor Class	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s average overweight duration profile contributed to performance over the period as yields declined across portions of the municipal yield curve. Positioning across the yield curve also contributed. Security selection within revenue bonds aided performance as well, thanks to selection within the student housing, airport, and housing sectors.

  Conversely, allocation within the fund detracted from returns. Our allocation to revenue bonds, including an underweight to the prepaid gas and an overweight to the dedicated tax sectors, hindered performance.

  The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to dedicated tax, airports, and hospital bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	9,999	10,133	9,998
2016	10,055	10,314	10,033
2016	9,882	9,776	9,936
2017	10,000	10,025	10,046
2017	10,059	10,281	10,095
2017	10,100	10,405	10,139
2017	10,008	10,322	10,057
2018	10,015	10,276	10,108
2018	10,022	10,395	10,124
2018	10,071	10,456	10,184
2018	10,064	10,439	10,198
2019	10,174	10,701	10,313
2019	10,269	11,061	10,399
2019	10,363	11,368	10,497
2019	10,357	11,325	10,521
2020	10,449	11,713	10,612
2020	10,382	11,501	10,692
2020	10,432	11,736	10,736
2020	10,458	11,879	10,752
2021	10,503	11,837	10,772
2021	10,525	12,046	10,803
2021	10,543	12,134	10,819
2021	10,515	12,114	10,799
2022	10,404	11,759	10,672
2022	10,338	11,227	10,581
2022	10,282	11,087	10,554
2022	10,293	11,067	10,584
2023	10,307	11,159	10,574
2023	10,346	11,282	10,636
2023	10,412	11,276	10,713
2023	10,568	11,541	10,863
2024	10,648	11,764	10,944
2024	10,627	11,584	10,941
2024	10,860	11,962	11,178
2024	10,904	12,110	11,230
2025	10,972	12,112	11,326
2025	11,000	11,819	11,365
2025	11,179	11,971	11,556
2025	11,207	12,429	11,587
2026	11,344	12,713	11,756

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Maryland Short-Term Tax-Free Bond Fund (Investor Class)	3.39%	1.55%	1.27%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	4.96	1.44	2.43
Bloomberg 1-3 Year Municipal Bond Index (Strategy Benchmark)	3.80	1.76	1.63

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 188,214,000
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 350,000
InvestmentCompanyPortfolioTurnover	22.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$188,214 Number of Portfolio Holdings186
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Maryland	90.9%
Puerto Rico	5.5
Alabama	1.6
Georgia	0.6
Texas	0.2
New York	0.1
Other	1.1

Industry Allocation (as a % of Net Assets)

Table Summary
General Obligations - Local	22.9%
Special Tax	17.7
General Obligations - State	15.3
Housing	13.3
Health Care	10.2
Transportation	10.0
Water & Sewer	1.8
Education	1.6
Prerefunded	1.2
Other	6.0

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Maryland Short-Term Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Maryland Short-Term Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000193182
Shareholder Report [Line Items]
Fund Name	Maryland Short-Term Tax-Free Bond Fund
Class Name	I Class
Trading Symbol	TRMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Maryland Short-Term Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Short-Term Tax-Free Bond Fund - I Class	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s average overweight duration profile contributed to performance over the period as yields declined across portions of the municipal yield curve. Positioning across the yield curve also contributed. Security selection within revenue bonds aided performance as well, thanks to selection within the student housing, airport, and housing sectors.

  Conversely, allocation within the fund detracted from returns. Our allocation to revenue bonds, including an underweight to the prepaid gas and an overweight to the dedicated tax sectors, hindered performance.

  The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to dedicated tax, airports, and hospital bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
7/6/17	500,000	500,000	500,000
8/31/17	503,575	508,506	503,083
11/30/17	499,099	504,440	499,002
2/28/18	499,543	502,206	501,548
5/31/18	500,007	508,013	502,361
8/31/18	502,615	510,989	505,329
11/30/18	502,353	510,139	506,025
2/28/19	507,994	522,934	511,722
5/31/19	512,857	540,548	515,998
8/31/19	517,659	555,543	520,878
11/30/19	517,476	553,458	522,039
2/29/20	522,190	572,410	526,562
5/31/20	518,999	562,052	530,508
8/31/20	521,593	573,518	532,692
11/30/20	523,018	580,547	533,483
2/28/21	525,379	578,467	534,521
5/31/21	526,648	588,667	536,019
8/31/21	527,643	592,995	536,848
11/30/21	526,397	591,991	535,837
2/28/22	521,001	574,649	529,521
5/31/22	517,818	548,673	525,026
8/31/22	515,140	541,805	523,683
11/30/22	515,798	540,844	525,162
2/28/23	516,629	545,356	524,692
5/31/23	519,744	551,363	527,755
8/31/23	522,129	551,041	531,557
11/30/23	530,048	564,005	539,032
2/29/24	534,188	574,904	543,022
5/31/24	533,310	566,100	542,909
8/31/24	545,105	584,591	554,661
11/30/24	547,441	591,810	557,207
2/28/25	551,004	591,928	562,002
5/31/25	552,507	577,579	563,939
8/31/25	561,635	585,042	573,397
11/30/25	563,172	607,405	574,916
2/28/26	571,303	621,305	583,334

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 7/6/17
Maryland Short-Term Tax-Free Bond Fund (I Class)	3.68%	1.69%	1.55%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	4.96	1.44	2.54
Bloomberg 1-3 Year Municipal Bond Index (Strategy Benchmark)	3.80	1.76	1.80

Performance Inception Date	Jul. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 188,214,000
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 350,000
InvestmentCompanyPortfolioTurnover	22.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$188,214 Number of Portfolio Holdings186
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Maryland	90.9%
Puerto Rico	5.5
Alabama	1.6
Georgia	0.6
Texas	0.2
New York	0.1
Other	1.1

Industry Allocation (as a % of Net Assets)

Table Summary
General Obligations - Local	22.9%
Special Tax	17.7
General Obligations - State	15.3
Housing	13.3
Health Care	10.2
Transportation	10.0
Water & Sewer	1.8
Education	1.6
Prerefunded	1.2
Other	6.0

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Maryland Short-Term Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Maryland Short-Term Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless